Deferred tax assets and liabilities - Summary of Deferred Tax Assets and Liabilities (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Jan. 01, 2018
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	€ 68.7	€ 64.3
Deferred tax liabilities	(392.1)	(327.7)
Tax assets/(liabilities)	(323.4)	(263.4)	€ (268.3)	€ (331.4)
Deferred tax assets not recognized in the financial statements	66.3	65.3
Deferred tax items credited (charged) to equity	(0.7)	3.0	(9.1)
Property, plant and equipment
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	15.6	13.5
Deferred tax liabilities	(28.0)	(28.7)
Tax assets/(liabilities)	(12.4)	(15.2)	(23.3)
Intangible assets
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	0.3	0.1
Deferred tax liabilities	(354.4)	(295.1)
Tax assets/(liabilities)	(354.1)	(295.0)	(291.3)
Employee benefits
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	30.0	28.2
Deferred tax liabilities	(0.4)	0.0
Tax assets/(liabilities)	29.6	28.2	27.7
Tax value of loss carry forwards
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	19.1	15.6
Deferred tax liabilities	0.0	0.0
Tax assets/(liabilities)	19.1	15.6	18.9
Derivative financial instruments
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	0.0	0.9
Deferred tax liabilities	(2.5)	0.5
Tax assets/(liabilities)	(2.5)	1.4	(3.3)
Other
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	3.7	6.0
Deferred tax liabilities	(6.8)	(4.4)
Tax assets/(liabilities)	€ (3.1)	€ 1.6	€ 3.0